Employee share schemes (Tables)	12 Months Ended
Dec. 31, 2023
Employee share schemes
Schedule of total cost between each of the relevant schemes

Charge (£m)	2023	2022
Equity-settled
Performance Share Plan	17	6
Share Value Plan	58	9
Share Save Plan	1	–
Cash-settled
Share Value Plan	11	2
Total	87	17

Schedule of movements in outstanding awards, share-based payment arrangements

	Performance Share Plan		Share Value Plan		Share Save Plan[1]
Number of share awards ('000)	Ordinary shares	ADS	Ordinary shares	ADS	Share options
At 1 January 2022
Awards granted	9,479	1,620	23,664	7,590	4,623
Dividends reinvested	–	–	–	–	–
Awards released/exercised	–	–	–	–	–
Awards cancelled	–	–	–	–	–
At 31 December 2022	9,479	1,620	23,664	7,590	4,623
Awards granted	9,785	2,093	18,881	6,370	1,163
Dividends reinvested	230	44	7	–	n/a
Awards released/exercised	–	–	(653)	(319)	(9)
Awards cancelled	(453)	(206)	(2,958)	(786)	(287)
At 31 December 2023	19,041	3,551	38,941	12,855	5,490

1	Number of share options exercisable as at 31 December 2023 was 168,350 (2022: nil).

Schedule of weighted average fair values of awards granted during the period, share-based payment arrangements

Weighted fair value	2023	2022
Performance Share Plan
Ordinary shares	£3.33	£2.74
ADS	$8.37	$6.23
Share Value Plan
Ordinary shares	£3.21	£2.70
ADS	$8.00	$6.03
Share Save Plan[1]
Share options	£0.93	£0.89

1	Weighted average exercise prices (£) for options exercised during the year was £2.27.

Schedule of assumptions used in Black-Scholes option pricing model

	2023 Grant	2022 Grant
Weighted average fair value at the measurement date (£)	0.93	0.89
Risk-free interest rate (%)	3.53	3.54
Expected dividend yield (%)	1.88	1.59
Volatility (%)	23.63	31.37
Expected life (years)	3.5	3
Share Save Plan-related options grant price (including 20% discount) (£)	£2.66	£2.27